SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Warrants and Revenue (Details)	12 Months Ended
Dec. 31, 2021 shares
Concentration Risk [Line Items]
Warrants outstanding (in shares)	14,213,277
Private placement warrants to purchase common stock
Concentration Risk [Line Items]
Warrants outstanding (in shares)	5,013,333
Public warrants to purchase common stock
Concentration Risk [Line Items]
Warrants outstanding (in shares)	9,199,944
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer 1
Concentration Risk [Line Items]
Concentration percentage	34.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer 2
Concentration Risk [Line Items]
Concentration percentage	23.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer 3
Concentration Risk [Line Items]
Concentration percentage	10.00%